Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 3,204,635,000	$ 2,973,140,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	960,477,000	919,441,000
Total property, plant, and equipment, net	2,244,158,000	2,053,699,000
Property, Plant, Equipment non-cash	34,761,000	9,545,000
Regulatory Liability, Noncurrent	586,093,000	349,319,000
Acquired Equipment Capital Leases	0	0
Asset Removal Costs [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Regulatory Liability, Noncurrent	360,900,000	341,107,000
Utility Plant [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	2,975,217,000	2,843,243,000
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	159,924,000	62,264,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	942,879,000	903,096,000
Total property, plant, and equipment, net	$ 2,192,262,000	$ 2,002,411,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.80%	2.80%	2.80%
Non Utility Plant [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 65,372,000	$ 63,765,000
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	4,122,000	3,868,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	17,598,000	16,345,000
Total property, plant, and equipment, net	$ 51,896,000	$ 51,288,000
Weighted Average Depreciation Rates Non Utility	1.90%	2.00%	2.20%